Quarterly Holdings Report
for

Fidelity® Women's Leadership Fund

July 31, 2021

WLF-QTLY-0921
1.9893108.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Entertainment - 1.4%
The Walt Disney Co. (a)	10,984	$1,933,404
Interactive Media & Services - 3.5%
Bumble, Inc. (b)	15,817	804,769
Facebook, Inc. Class A (a)	3,039	1,082,796
Match Group, Inc. (a)	2,117	337,175
Snap, Inc. Class A (a)	17,403	1,295,131
TripAdvisor, Inc. (a)	22,625	858,619
Vimeo, Inc. (a)	7,893	353,606
		4,732,096
Media - 3.0%
Cable One, Inc.	391	738,204
Interpublic Group of Companies, Inc.	37,283	1,318,327
Meredith Corp. (a)	29,272	1,277,430
ViacomCBS, Inc. Class B	17,348	710,054
		4,044,015

TOTAL COMMUNICATION SERVICES		10,709,515

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.6%
General Motors Co. (a)	14,542	826,567
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	20,744	753,837
Bright Horizons Family Solutions, Inc. (a)	4,864	727,168
		1,481,005
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A	2,778	400,060
Marriott International, Inc. Class A (a)	8,066	1,177,475
Starbucks Corp.	8,628	1,047,698
		2,625,233
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	49,115	1,317,264
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	460	1,530,691
Etsy, Inc. (a)	4,272	783,955
The Original BARK Co. (c)	15,600	125,580
The RealReal, Inc. (a)	23,950	395,415
		2,835,641
Multiline Retail - 0.6%
Kohl's Corp.	16,570	841,756
Specialty Retail - 4.7%
Best Buy Co., Inc.	5,674	637,474
Burlington Stores, Inc. (a)	2,532	847,714
Gap, Inc.	38,893	1,134,509
Lowe's Companies, Inc.	5,892	1,135,329
Ross Stores, Inc.	2,629	322,552
Torrid Holdings, Inc.	19,993	466,837
Ulta Beauty, Inc. (a)	2,110	708,538
Williams-Sonoma, Inc.	7,447	1,129,710
		6,382,663
Textiles, Apparel & Luxury Goods - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	958	767,039
PVH Corp. (a)	5,732	599,682
Tapestry, Inc. (a)	18,623	787,753
		2,154,474

TOTAL CONSUMER DISCRETIONARY		18,464,603

CONSUMER STAPLES - 4.1%
Beverages - 0.8%
Duckhorn Portfolio, Inc. (a)(b)	14,157	311,029
The Coca-Cola Co.	13,462	767,738
		1,078,767
Food Products - 1.1%
Laird Superfood, Inc. (b)	22,721	633,916
The Hershey Co.	4,753	850,217
		1,484,133
Household Products - 0.4%
The Clorox Co.	3,020	546,288
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	3,635	1,213,472
Shiseido Co. Ltd.	9,588	640,821
The Honest Co., Inc. (b)	2,419	34,761
Unilever PLC (Netherlands)	9,180	529,134
		2,418,188

TOTAL CONSUMER STAPLES		5,527,376

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Renewable Energy Group, Inc. (a)	9,129	559,151
FINANCIALS - 10.6%
Banks - 3.9%
Bank of America Corp.	52,117	1,999,208
Citigroup, Inc.	27,027	1,827,566
First Horizon National Corp.	40,533	626,235
First United Corp.	16,434	284,473
JPMorgan Chase & Co.	3,587	544,435
Starling Bank Ltd. Series D (a)(d)	30,100	54,154
		5,336,071
Capital Markets - 4.0%
Coinbase Global, Inc. (a)(b)	1,151	272,304
Macquarie Group Ltd.	6,091	701,324
Morningstar, Inc.	5,712	1,443,023
MSCI, Inc.	786	468,425
NASDAQ, Inc.	13,669	2,552,412
		5,437,488
Insurance - 1.9%
Hartford Financial Services Group, Inc.	13,182	838,639
Progressive Corp.	18,632	1,773,021
		2,611,660
Thrifts & Mortgage Finance - 0.8%
NMI Holdings, Inc. (a)	45,283	997,132

TOTAL FINANCIALS		14,382,351

HEALTH CARE - 14.9%
Biotechnology - 1.8%
AbbVie, Inc.	8,557	995,179
Vertex Pharmaceuticals, Inc. (a)	4,647	936,742
Zai Lab Ltd. ADR (a)	3,620	523,488
		2,455,409
Health Care Equipment & Supplies - 2.2%
Figs, Inc. Class A (a)(b)	1,042	37,929
Hologic, Inc. (a)	21,415	1,606,982
Insulet Corp. (a)	1,131	316,329
Outset Medical, Inc.	4,090	167,526
ResMed, Inc.	3,460	940,428
		3,069,194
Health Care Providers & Services - 4.3%
1Life Healthcare, Inc. (a)	18,201	492,155
AMN Healthcare Services, Inc. (a)	7,754	779,742
Anthem, Inc.	6,300	2,419,263
Cigna Corp.	6,937	1,591,972
Innovage Holding Corp. (a)(b)	29,885	503,861
		5,786,993
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	34,662	1,984,053
Eli Lilly & Co.	5,744	1,398,664
GlaxoSmithKline PLC	70,284	1,387,675
Merck & Co., Inc.	13,753	1,057,193
Merck KGaA	4,641	950,505
UCB SA	8,495	919,040
Zoetis, Inc. Class A	6,251	1,267,078
		8,964,208

TOTAL HEALTH CARE		20,275,804

INDUSTRIALS - 9.0%
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	4,321	826,867
Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	3,071	216,659
Tomra Systems ASA	13,103	757,578
		974,237
Electrical Equipment - 3.3%
AMETEK, Inc.	11,353	1,578,635
nVent Electric PLC	28,029	885,997
Sunrun, Inc. (a)	17,798	942,760
Vestas Wind Systems A/S	27,451	1,012,067
		4,419,459
Machinery - 2.2%
Federal Signal Corp.	48,950	1,938,910
Otis Worldwide Corp.	12,504	1,119,733
		3,058,643
Professional Services - 2.2%
Leidos Holdings, Inc.	11,221	1,194,139
Manpower, Inc.	8,275	981,250
Science Applications Internati	9,365	817,565
		2,992,954

TOTAL INDUSTRIALS		12,272,160

INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	2,520	958,583
Electronic Equipment & Components - 1.9%
CDW Corp.	9,577	1,755,943
Insight Enterprises, Inc. (a)	8,088	811,873
		2,567,816
IT Services - 10.6%
Accenture PLC Class A	8,936	2,838,788
Capgemini SA	10,380	2,244,094
Genpact Ltd.	18,911	941,957
MasterCard, Inc. Class A	3,752	1,448,047
PayPal Holdings, Inc. (a)	7,786	2,145,277
Square, Inc. (a)	3,698	914,367
Twilio, Inc. Class A (a)	3,012	1,125,253
Visa, Inc. Class A	5,841	1,439,164
WEX, Inc. (a)	6,534	1,239,696
		14,336,643
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	11,068	1,175,311
NVIDIA Corp.	13,270	2,587,517
Universal Display Corp.	3,313	776,865
		4,539,693
Software - 12.0%
Adobe, Inc. (a)	4,136	2,571,062
Ceridian HCM Holding, Inc. (a)	6,432	632,909
Clear Secure, Inc.	204	10,084
HubSpot, Inc. (a)	3,268	1,947,793
Intuit, Inc.	4,628	2,452,701
Microsoft Corp.	16,208	4,617,816
Pagerduty, Inc. (a)(b)	14,460	586,931
Rapid7, Inc. (a)	10,674	1,214,168
Salesforce.com, Inc. (a)	9,486	2,294,948
		16,328,412
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	13,372	1,950,440

TOTAL INFORMATION TECHNOLOGY		40,681,587

MATERIALS - 2.3%
Chemicals - 0.3%
Valvoline, Inc.	11,801	362,055
Metals & Mining - 2.0%
Commercial Metals Co.	22,238	729,406
Newmont Corp.	20,544	1,290,574
Schnitzer Steel Industries, Inc. Class A	14,799	775,764
		2,795,744

TOTAL MATERIALS		3,157,799

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Equity Lifestyle Properties, Inc.	13,899	1,164,736
Store Capital Corp.	36,183	1,309,463
Ventas, Inc.	10,582	632,592
		3,106,791
UTILITIES - 3.4%
Electric Utilities - 2.7%
Allete, Inc.	8,986	631,896
NextEra Energy, Inc.	12,214	951,471
ORSTED A/S (e)	8,272	1,228,598
SSE PLC	37,860	760,700
		3,572,665
Water Utilities - 0.7%
American Water Works Co., Inc.	5,836	992,762

TOTAL UTILITIES		4,565,427

TOTAL COMMON STOCKS
(Cost $107,750,568)		133,702,564

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.06% (f)	4,223,238	4,224,083
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	2,131,362	2,131,575
TOTAL MONEY MARKET FUNDS
(Cost $6,355,657)		6,355,658
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $114,106,225)		140,058,222
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(4,279,734)
NET ASSETS - 100%		$135,778,488

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,580 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,228,598 or 0.9% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Original BARK Co.	12/17/20	$156,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$356
Fidelity Securities Lending Cash Central Fund	1,609
Total	$1,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,784,468	$12,644,051	$11,204,436	$--	$--	$4,224,083	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,443,525	3,236,806	3,548,756	--	--	2,131,575	0.0%
Total	$5,227,993	$15,880,857	$14,753,192	$--	$--	$6,355,658

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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